EQUITY	3 Months Ended
Dec. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]
Note 5 – EQUITY

During the Quarter ended: June 30, 2011:

In April 2011, cancelled 60,000,000 shares due to the unilateral termination of the Solar Tracer and First Diversified Equities acquisition transactions.  Reversed entry made in January 2011.

In April 2011, issued 4,117,617 shares at $.0017 per share with a current value at $.00381 per share to Asher Enterprises, Inc. in conversion of $7,000 debt.

In May 2011, issued 7,500,000 shares at $.0008 per share with a current value at $.00187 per share to Asher Enterprises, Inc. in conversion of $6,000 debt.

In June 2011, issued 29,525,000 common shares to shareholders and officers under the anti-dilution provisions of their respective agreements.  Market value at authorization was $.0016 per share.  shares at $.0030 per share with a current value at $.011 per share to Asher Enterprises, Inc. in conversion of $2,120 interest debt.

In June 2011, authorized the issuance of $12,475,000 common shares to shareholders and officers under the anti-dilution provisions of their respective agreements.  Market value at authorization was $.0016 per share.  Shares not issued and recorded as accrued stock.

In June 2011, recorded an additional adjustment of $26,296 to additional paid-in capital which represents the fair value of the vested portion of the stock options granted on December 1, 2010.  Total adjustments recorded through the period ended June 30, 2011 amounted to $102,751.

During the Quarter ended: September 30, 2011:

In September 2011, recorded an additional adjustment of $25,414 to additional paid-in capital which represents the fair value of the vested portion of the stock options granted on December 1, 2010.  Total adjustments recorded through the period ended September 30, 2011 amounted to $128,165.

During the Quarter ended December 31, 2011:

In December 2011, recorded an additional adjustment of $23,266 to additional paid-in capital which represents the fair value of the vested portion of the stock options granted on December 1, 2010.  Total adjustments recorded through the period ended December 31,  2011 amounted to $151,431.